First Variable Annuity Fund E of Protective Life Insurance Company

Financial Statements December 31, 2022

Index

First Variable Annuity Fund E

Report of Independent Registered Public Accounting Firm

To the Contract Owners of First Variable Annuity Fund E and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise First Variable Annuity Fund E (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2018 were audited by other independent registered public accountants whose report, dated April 22, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

    /s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 13, 2023

Appendix A

The subaccounts that comprise First Variable Annuity Fund E were audited according to varying periods as defined in the table below:

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Century VP Disciplined Core Value Fund I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century VP International	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century VP Ultra	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century VP Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Select Smaller Cap Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Seligman Global Technology	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Deutsche Equity 500 Index VIP - Class A	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Deutsche Small Cap Index VIP - Class A	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Federated Hermes for US Government Securities II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Federated Hermes Government Money Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Federated Hermes High Income Bond II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Fidelity Contrafund - Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Equity Income - Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Growth & Income - Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Growth Opportunities - Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Small-Mid Cap Growth VIP Fund - Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
INVESCO Health Sciences Series I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco VI Discovery Mid Cap Growth Fund Series I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
INVESCO Real Estate Series I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
INVESCO VI American Franchise	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
INVESCO VI Diversified Dividend	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Growth & Income	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Investors Trust Series - IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

MFS Investors Trust Series - SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS New Discovery - IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS New Discovery - SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Total Return - SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS Utility - SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II MA Investors Growth Stock IC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II MA Investors Growth Stock SC	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Developing Markets VIP Fund (Fund 2)	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Foreign VIP Fund (Fund 2)	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Growth VIP Fund (Fund 2)	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	American Century VP Value	Columbia Variable Portfolio - Select Smaller Cap Value	Columbia Variable Portfolio - Seligman Global Technology	Deutsche Equity 500 Index VIP - Class A

ASSETS:
Investments at fair value (1)	$226,510	$159,568	$1,144,096	$101,592	$47,559	$141,079	$270,080
Receivable from the fund manager	301	181	1,074	127	55	184	327
Total assets	226,811	159,749	1,145,170	101,719	47,614	141,263	270,407

LIABILITIES:
Payable to the Contracts	301	181	1,074	127	55	184	327
Total liabilities	301	181	1,074	127	55	184	327

NET ASSETS	$226,510	$159,568	$1,144,096	$101,592	$47,559	$141,079	$270,080

Fair value per share (NAV)	$7.17	$9.53	$19.34	$12.45	$29.58	$17.55	$22.97
Shares outstanding in the Separate Account	31,591	16,744	59,157	8,160	1,608	8,039	11,758

(1) Investments in mutual fund shares, at cost	$254,823	$141,650	$858,922	$65,810	$20,294	$164,658	$198,209

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Deutsche Small Cap Index VIP - Class A	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Equity Income - Class 2	Fidelity Growth & Income - Class 2

ASSETS:
Investments at fair value (1)	$36,718	$114,951	$119,934	$275,931	$847,000	$160,621	$1,734,825
Receivable from the fund manager	46	122	166	404	929	152	2,027
Total assets	36,764	115,073	120,100	276,335	847,929	160,773	1,736,852

LIABILITIES:
Payable to the Contracts	46	122	166	404	929	152	2,027
Total liabilities	46	122	166	404	929	152	2,027

NET ASSETS	$36,718	$114,951	$119,934	$275,931	$847,000	$160,621	$1,734,825

Fair value per share (NAV)	$12.12	$9.20	$1.00	$5.34	$36.54	$22.71	$23.26
Shares outstanding in the Separate Account	3,030	12,495	119,934	51,672	23,180	7,073	74,584

(1) Investments in mutual fund shares, at cost	$40,128	$138,639	$119,934	$335,573	$774,994	$160,579	$1,223,834

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity Growth Opportunities - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2	INVESCO Health Sciences Series I	INVESCO Real Estate Series I	INVESCO VI American Franchise	Invesco VI Discovery Mid Cap Growth Fund Series I	INVESCO VI Diversified Dividend

ASSETS:
Investments at fair value (1)	$39,060	$41,220	$6,324	$24,214	$241,234	$29,008	$460
Receivable from the fund manager	46	36	8	28	300	34	-
Total assets	39,106	41,256	6,332	24,242	241,534	29,042	460

LIABILITIES:
Payable to the Contracts	46	36	8	28	300	34	-
Total liabilities	46	36	8	28	300	34	-

NET ASSETS	$39,060	$41,220	$6,324	$24,214	$241,234	$29,008	$460

Fair value per share (NAV)	$39.91	$10.51	$25.15	$13.04	$42.84	$55.51	$24.97
Shares outstanding in the Separate Account	979	3,922	251	1,857	5,631	523	18

(1) Investments in mutual fund shares, at cost	$33,208	$54,486	$5,648	$28,026	$284,003	$36,750	$352

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                           (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Lord Abbett Growth & Income	MFS Investors Trust Series - IC	MFS Investors Trust Series - SC	MFS New Discovery - IC	MFS New Discovery - SC	MFS Total Return - SC	MFS Utility - SC

ASSETS:
Investments at fair value (1)	$192,103	$1,326	$75,229	$16,764	$69,597	$86,739	$9,628
Receivable from the fund manager	252	2	88	21	85	106	11
Total assets	192,355	1,328	75,317	16,785	69,682	86,845	9,639

LIABILITIES:
Payable to the Contracts	252	2	88	21	85	106	11
Total liabilities	252	2	88	21	85	106	11

NET ASSETS	$192,103	$1,326	$75,229	$16,764	$69,597	$86,739	$9,628

Fair value per share (NAV)	$32.80	$32.26	$31.67	$11.31	$8.84	$21.95	$35.57
Shares outstanding in the Separate Account	5,857	41	2,375	1,482	7,873	3,952	271

(1) Investments in mutual fund shares, at cost	$173,901	$1,041	$59,883	$24,926	$110,143	$81,402	$8,067

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	MFS VIT II MA Investors Growth Stock IC	MFS VIT II MA Investors Growth Stock SC	Templeton Developing Markets VIP Fund (Fund 2)	Templeton Foreign VIP Fund (Fund 2)	Templeton Growth VIP Fund (Fund 2)

ASSETS:
Investments at fair value (1)	$6,078	$52,818	$3,806	$105,841	$76,280
Receivable from the fund manager	7	62	5	128	90
Total assets	6,085	52,880	3,811	105,969	76,370

LIABILITIES:
Payable to the Contracts	7	62	5	128	90
Total liabilities	7	62	5	128	90

NET ASSETS	$6,078	$52,818	$3,806	$105,841	$76,280

Fair value per share (NAV)	$19.29	$18.86	$7.46	$12.17	$10.24
Shares outstanding in the Separate Account	315	2,801	510	8,697	7,449

(1) Investments in mutual fund shares, at cost	$6,130	$53,832	$4,958	$121,180	$86,776

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                      (Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	American Century VP Value	Columbia Variable Portfolio - Select Smaller Cap Value	Columbia Variable Portfolio - Seligman Global Technology	Deutsche Equity 500 Index VIP - Class A

INVESTMENT INCOME:
Dividend income	$4,323	$2,907	$-	$2,186	$-	$-	$3,656

EXPENSES:
Mortality and expense risk	3,591	2,732	19,587	1,481	749	2,421	4,265

NET INVESTMENT INCOME (LOSS)	732	175	(19,587)	705	(749)	(2,421)	(609)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	34,493	48,228	349,495	2,528	4,592	824	3,252
Capital gain distributions	60,846	30,601	142,195	8,402	-	42,295	17,035

Net realized gain (loss) on investments	95,339	78,829	491,690	10,930	4,592	43,119	20,287

Change in net unrealized appreciation (depreciation) on investments	(141,772)	(158,529)	(1,137,799)	(12,686)	(14,172)	(109,497)	(86,194)

Net realized and unrealized gain (loss) on investments	(46,433)	(79,700)	(646,109)	(1,756)	(9,580)	(66,378)	(65,907)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,701)	$(79,525)	$(665,696)	$(1,051)	$(10,329)	$(68,799)	$(66,516)

Note: Totals may not appear to foot/crossfoot due to rounding.

                         (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Deutsche Small Cap Index VIP - Class A	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Equity Income - Class 2	Fidelity Growth & Income - Class 2

INVESTMENT INCOME:
Dividend income	$361	$2,304	$3,055	$16,649	$2,287	$1,608	$26,135

EXPENSES:
Mortality and expense risk	592	1,622	3,962	4,010	13,702	2,182	23,890

NET INVESTMENT INCOME (LOSS)	(231)	682	(907)	12,639	(11,415)	(574)	2,245

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	14	(962)	-	(8,561)	69,151	(4,292)	32,130
Capital gain distributions	6,799	-	-	-	46,606	3,407	36,426

Net realized gain (loss) on investments	6,813	(962)	-	(8,561)	115,757	(885)	68,556

Change in net unrealized appreciation (depreciation) on investments	(16,897)	(18,432)	-	(50,196)	(485,927)	(20,797)	(193,857)

Net realized and unrealized gain (loss) on investments	(10,084)	(19,394)	-	(58,757)	(370,170)	(21,682)	(125,301)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,315)	$(18,712)	$(907)	$(46,118)	$(381,585)	$(22,256)	$(123,056)

Note: Totals may not appear to foot/crossfoot due to rounding.

                           (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity Growth Opportunities - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2	INVESCO Health Sciences Series I	INVESCO Real Estate Series I	INVESCO VI American Franchise	Invesco VI Discovery Mid Cap Growth Fund Series I	INVESCO VI Diversified Dividend

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$793	$-	$-	$9

EXPENSES:
Mortality and expense risk	684	1,143	93	394	4,112	446	7

NET INVESTMENT INCOME (LOSS)	(684)	(1,143)	(93)	399	(4,112)	(446)	2

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	201	(57,158)	63	(8)	847	(153)	2
Capital gain distributions	9,174	4,539	879	-	74,633	8,832	58

Net realized gain (loss) on investments	9,375	(52,619)	942	(8)	75,480	8,679	60

Change in net unrealized appreciation (depreciation) on investments	(33,917)	(6,878)	(1,962)	(8,932)	(186,637)	(21,900)	(77)

Net realized and unrealized gain (loss) on investments	(24,542)	(59,497)	(1,020)	(8,940)	(111,157)	(13,221)	(17)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,226)	$(60,640)	$(1,113)	$(8,541)	$(115,269)	$(13,667)	$(15)

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Lord Abbett Growth & Income	MFS Investors Trust Series - IC	MFS Investors Trust Series - SC	MFS New Discovery - IC	MFS New Discovery - SC	MFS Total Return - SC	MFS Utility - SC

INVESTMENT INCOME:
Dividend income	$2,588	$9	$308	$-	$-	$1,396	$213

EXPENSES:
Mortality and expense risk	3,111	21	1,120	286	1,113	1,394	142

NET INVESTMENT INCOME (LOSS)	(523)	(12)	(812)	(286)	(1,113)	2	71

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9,102	8	369	(228)	(357)	1,130	32
Capital gain distributions	15,757	181	10,441	5,618	27,230	8,301	375

Net realized gain (loss) on investments	24,859	189	10,810	5,390	26,873	9,431	407

Change in net unrealized appreciation (depreciation) on investments	(51,319)	(464)	(26,366)	(13,197)	(56,866)	(21,428)	(575)

Net realized and unrealized gain (loss) on investments	(26,460)	(275)	(15,556)	(7,807)	(29,993)	(11,997)	(168)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,983)	$(287)	$(16,368)	$(8,093)	$(31,106)	$(11,995)	$(97)

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	MFS VIT II MA Investors Growth Stock IC	MFS VIT II MA Investors Growth Stock SC	Templeton Developing Markets VIP Fund (Fund 2)	Templeton Foreign VIP Fund (Fund 2)	Templeton Growth VIP Fund (Fund 2)

INVESTMENT INCOME:
Dividend income	$7	$-	$104	$3,274	$123

EXPENSES:
Mortality and expense risk	92	972	59	1,529	1,096

NET INVESTMENT INCOME (LOSS)	(85)	(972)	45	1,745	(973)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	24	3,579	(14)	(493)	(147)
Capital gain distributions	874	7,773	302	-	-

Net realized gain (loss) on investments	898	11,352	288	(493)	(147)

Change in net unrealized appreciation (depreciation) on investments	(2,375)	(30,176)	(1,480)	(11,743)	(10,029)

Net realized and unrealized gain (loss) on investments	(1,477)	(18,824)	(1,192)	(12,236)	(10,176)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,562)	$(19,796)	$(1,147)	$(10,491)	$(11,149)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	American Century VP Value	Columbia Variable Portfolio - Select Smaller Cap Value	Columbia Variable Portfolio - Seligman Global Technology	Deutsche Equity 500 Index VIP - Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$732	$175	$(19,587)	$705	$(749)	$(2,421)	$(609)
Net realized gain (loss) on investments	95,339	78,829	491,690	10,930	4,592	43,119	20,287
Change in net unrealized appreciation (depreciation) on investments	(141,772)	(158,529)	(1,137,799)	(12,686)	(14,172)	(109,497)	(86,194)

Net Increase (decrease) in net assets resulting from operations	(45,701)	(79,525)	(665,696)	(1,051)	(10,329)	(68,799)	(66,516)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,131	33	193	-	-	-	720
Contract maintenance charges	(265)	(191)	(1,064)	(115)	(24)	(263)	(294)
Contract owners' benefits	(168,920)	(142,576)	(668,478)	(5,528)	(7,113)	-	(5,692)
Net transfers (to) from the Company and/or Subaccounts	60	26	2,120	(76)	5	(228)	(53)

Net Increase (decrease) in net assets resulting from Contract transactions	(167,994)	(142,708)	(667,229)	(5,719)	(7,132)	(491)	(5,319)

Total increase (decrease) in net assets	(213,695)	(222,233)	(1,332,925)	(6,770)	(17,461)	(69,290)	(71,835)

NET ASSETS:
Beginning of period	440,205	381,801	2,477,021	108,362	65,020	210,369	341,915

End of period	$226,510	$159,568	$1,144,096	$101,592	$47,559	$141,079	$270,080

Note: Totals may not appear to foot/crossfoot due to rounding.

                         (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Deutsche Small Cap Index VIP - Class A	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Equity Income - Class 2	Fidelity Growth & Income - Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(231)	$682	$(907)	$12,639	$(11,415)	$(574)	$2,245
Net realized gain (loss) on investments	6,813	(962)	-	(8,561)	115,757	(885)	68,556
Change in net unrealized appreciation (depreciation) on investments	(16,897)	(18,432)	-	(50,196)	(485,927)	(20,797)	(193,857)

Net Increase (decrease) in net assets resulting from operations	(10,315)	(18,712)	(907)	(46,118)	(381,585)	(22,256)	(123,056)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	34	1,200	-	386
Contract maintenance charges	(46)	(186)	(472)	(214)	(600)	(94)	(923)
Contract owners' benefits	(275)	(4,885)	(11,886)	(91,436)	(109,074)	(42,448)	(69,895)
Net transfers (to) from the Company and/or Subaccounts	5	(138)	(6,766)	398	(189,848)	(20,992)	(1,889)

Net Increase (decrease) in net assets resulting from Contract transactions	(316)	(5,209)	(19,124)	(91,218)	(298,322)	(63,534)	(72,321)

Total increase (decrease) in net assets	(10,631)	(23,921)	(20,031)	(137,336)	(679,907)	(85,790)	(195,377)

NET ASSETS:
Beginning of period	47,349	138,872	139,965	413,267	1,526,907	246,411	1,930,202

End of period	$36,718	$114,951	$119,934	$275,931	$847,000	$160,621	$1,734,825

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity Growth Opportunities - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2	INVESCO Health Sciences Series I	INVESCO Real Estate Series I	INVESCO VI American Franchise	Invesco VI Discovery Mid Cap Growth Fund Series I	INVESCO VI Diversified Dividend

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(684)	$(1,143)	$(93)	$399	$(4,112)	$(446)	$2
Net realized gain (loss) on investments	9,375	(52,619)	942	(8)	75,480	8,679	60
Change in net unrealized appreciation (depreciation) on investments	(33,917)	(6,878)	(1,962)	(8,932)	(186,637)	(21,900)	(77)

Net Increase (decrease) in net assets resulting from operations	(25,226)	(60,640)	(1,113)	(8,541)	(115,269)	(13,667)	(15)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(22)	(73)	(8)	(48)	(598)	(10)	-
Contract owners' benefits	-	(27,833)	(192)	(83)	(4,770)	(137)	-
Net transfers (to) from the Company and/or Subaccounts	11	(106,192)	1	3	2,430	4	(1)

Net Increase (decrease) in net assets resulting from Contract transactions	(11)	(134,098)	(199)	(128)	(2,938)	(143)	(1)

Total increase (decrease) in net assets	(25,237)	(194,738)	(1,312)	(8,669)	(118,207)	(13,810)	(16)

NET ASSETS:
Beginning of period	64,297	235,958	7,636	32,883	359,441	42,818	476

End of period	$39,060	$41,220	$6,324	$24,214	$241,234	$29,008	$460

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Lord Abbett Growth & Income	MFS Investors Trust Series - IC	MFS Investors Trust Series - SC	MFS New Discovery - IC	MFS New Discovery - SC	MFS Total Return - SC	MFS Utility - SC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(523)	$(12)	$(812)	$(286)	$(1,113)	$2	$71
Net realized gain (loss) on investments	24,859	189	10,810	5,390	26,873	9,431	407
Change in net unrealized appreciation (depreciation) on investments	(51,319)	(464)	(26,366)	(13,197)	(56,866)	(21,428)	(575)

Net Increase (decrease) in net assets resulting from operations	(26,983)	(287)	(16,368)	(8,093)	(31,106)	(11,995)	(97)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(280)	(3)	(51)	(54)	(77)	(178)	(27)
Contract owners' benefits	(41,786)	-	-	(2,022)	(4)	(8,754)	-
Net transfers (to) from the Company and/or Subaccounts	(34)	-	6	3	1,724	5	(1)

Net Increase (decrease) in net assets resulting from Contract transactions	(42,100)	(3)	(45)	(2,073)	1,643	(8,927)	(28)

Total increase (decrease) in net assets	(69,083)	(290)	(16,413)	(10,166)	(29,463)	(20,922)	(125)

NET ASSETS:
Beginning of period	261,186	1,616	91,642	26,930	99,060	107,661	9,753

End of period	$192,103	$1,326	$75,229	$16,764	$69,597	$86,739	$9,628

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	MFS VIT II MA Investors Growth Stock IC	MFS VIT II MA Investors Growth Stock SC	Templeton Developing Markets VIP Fund (Fund 2)	Templeton Foreign VIP Fund (Fund 2)	Templeton Growth VIP Fund (Fund 2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(85)	$(972)	$45	$1,745	$(973)
Net realized gain (loss) on investments	898	11,352	288	(493)	(147)
Change in net unrealized appreciation (depreciation) on investments	(2,375)	(30,176)	(1,480)	(11,743)	(10,029)

Net Increase (decrease) in net assets resulting from operations	(1,562)	(19,796)	(1,147)	(10,491)	(11,149)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	720	-
Contract maintenance charges	(53)	(65)	(8)	(49)	(62)
Contract owners' benefits	-	(25,602)	-	(1,246)	-
Net transfers (to) from the Company and/or Subaccounts	-	19	2	33	6

Net Increase (decrease) in net assets resulting from Contract transactions	(53)	(25,648)	(6)	(542)	(56)

Total increase (decrease) in net assets	(1,615)	(45,444)	(1,153)	(11,033)	(11,205)

NET ASSETS:
Beginning of period	7,693	98,262	4,959	116,874	87,485

End of period	$6,078	$52,818	$3,806	$105,841	$76,280

Note: Totals may not appear to foot/crossfoot due to rounding.

                         (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	American Century VP Value	Columbia Variable Portfolio - Select Smaller Cap Value	Columbia Variable Portfolio - Seligman Global Technology	Deutsche Equity 500 Index VIP - Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,301)	$(4,795)	$(29,927)	$328	$(872)	$(2,205)	$(102)
Net realized gain (loss) on investments	85,322	36,191	219,159	3,777	1,903	22,705	16,157
Change in net unrealized appreciation (depreciation) on investments	5,690	(1,099)	264,560	16,852	13,882	36,138	55,925

Net Increase (decrease) in net assets resulting from operations	89,710	30,298	453,793	20,957	14,913	56,638	71,980

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,805	396	209	-	-	-	720
Contract maintenance charges	(298)	(296)	(1,356)	(111)	(23)	(280)	(289)
Contract owners' benefits	(68,534)	(46,412)	(87,339)	(7,532)	(2,258)	-	(2,530)
Net transfers (to) from the Company and/or Subaccounts	4,341	29,586	348	(90)	3	(2,323)	(338)

Net Increase (decrease) in net assets resulting from Contract transactions	(62,687)	(16,725)	(88,138)	(7,733)	(2,279)	(2,603)	(2,437)

Total increase (decrease) in net assets	27,023	13,572	365,655	13,225	12,634	54,035	69,543

NET ASSETS:
Beginning of period	413,181	368,229	2,111,366	95,137	52,386	156,333	272,372

End of period	$440,205	$381,801	$2,477,021	$108,362	$65,020	$210,369	$341,915

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Deutsche Small Cap Index VIP - Class A	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Equity Income - Class 2	Fidelity Growth & Income - Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(319)	$1,111	$(2,275)	$15,382	$(19,130)	$526	$15,326
Net realized gain (loss) on investments	3,167	(901)	-	(1,309)	222,456	26,124	150,497
Change in net unrealized appreciation (depreciation) on investments	2,593	(5,367)	-	561	117,466	12,673	228,565

Net Increase (decrease) in net assets resulting from operations	5,441	(5,157)	(2,275)	14,634	320,793	39,322	394,388

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	408	1,200	-	417
Contract maintenance charges	(48)	(193)	(519)	(237)	(671)	(86)	(1,001)
Contract owners' benefits	(574)	(31,396)	(5,393)	(26,351)	(68,223)	(4,117)	(129,104)
Net transfers (to) from the Company and/or Subaccounts	35	14,471	(331,710)	92	(13,439)	127,253	5,292

Net Increase (decrease) in net assets resulting from Contract transactions	(587)	(17,119)	(337,622)	(26,088)	(81,134)	123,050	(124,395)

Total increase (decrease) in net assets	4,855	(22,275)	(339,897)	(11,454)	239,659	162,372	269,993

NET ASSETS:
Beginning of period	42,494	161,148	479,862	424,721	1,287,249	84,038	1,660,209

End of period	$47,349	$138,872	$139,965	$413,267	$1,526,907	$246,410	$1,930,202

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Fidelity Growth Opportunities - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2	INVESCO Health Sciences Series I	INVESCO Real Estate Series I	INVESCO VI American Franchise	Invesco VI Discovery Mid Cap Growth Fund Series I	INVESCO VI Diversified Dividend
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(941)	$(3,300)	$(98)	$385	$(5,593)	$(582)	$3
Net realized gain (loss) on investments	6,232	27,539	1,368	408	68,168	5,002	5
Change in net unrealized appreciation (depreciation) on investments	576	(11,462)	(487)	5,943	(24,377)	2,257	62

Net Increase (decrease) in net assets resulting from operations	5,867	12,776	783	6,736	38,198	6,676	69

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(33)	(104)	(9)	(57)	(496)	(29)	(0)
Contract owners' benefits	-	(3,064)	(1,306)	(2,801)	(45,263)	(1,272)	-
Net transfers (to) from the Company and/or Subaccounts	60	200,451	(1)	(2)	367	(26,205)	0

Net Increase (decrease) in net assets resulting from Contract transactions	27	197,283	(1,316)	(2,859)	(45,392)	(27,505)	0

Total increase (decrease) in net assets	5,894	210,059	(532)	3,877	(7,194)	(20,829)	69

NET ASSETS:
Beginning of period	58,404	25,899	8,169	29,007	366,635	63,647	406

End of period	$64,297	$235,958	$7,636	$32,883	$359,441	$42,818	$476

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Lord Abbett Growth & Income	MFS Investors Trust Series - IC	MFS Investors Trust Series - SC	MFS New Discovery - IC	MFS New Discovery - SC	MFS Total Return - SC	MFS Utility - SC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(947)	$(13)	$(841)	$(464)	$(1,543)	$104	$8
Net realized gain (loss) on investments	28,690	58	3,442	5,996	19,287	7,531	528
Change in net unrealized appreciation (depreciation) on investments	28,593	278	15,627	(5,151)	(17,653)	4,562	583

Net Increase (decrease) in net assets resulting from operations	56,337	323	18,228	380	91	12,197	1,120

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(426)	(3)	(51)	(88)	(111)	(187)	(40)
Contract owners' benefits	(5,011)	-	(489)	(3,486)	(73)	(7,312)	(909)
Net transfers (to) from the Company and/or Subaccounts	(4)	(0)	(58)	0	(249)	94	1

Net Increase (decrease) in net assets resulting from Contract transactions	(5,442)	(3)	(598)	(3,573)	(433)	(7,406)	(949)

Total increase (decrease) in net assets	50,895	320	17,630	(3,193)	(342)	4,791	171

NET ASSETS:
Beginning of period	210,291	1,297	74,012	30,123	99,402	102,870	9,582

End of period	$261,186	$1,616	$91,642	$26,930	$99,060	$107,661	$9,753

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	MFS VIT II MA Investors Growth Stock IC	MFS VIT II MA Investors Growth Stock SC	Templeton Developing Markets VIP Fund (Fund 2)	Templeton Foreign VIP Fund (Fund 2)	Templeton Growth VIP Fund (Fund 2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(102)	$(1,296)	$(35)	$486	$(274)
Net realized gain (loss) on investments	1,883	15,631	204	25	(36)
Change in net unrealized appreciation (depreciation) on investments	94	5,858	(569)	2,612	3,263

Net Increase (decrease) in net assets resulting from operations	1,875	20,194	(400)	3,123	2,953

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	720	-
Contract maintenance charges	(59)	(82)	(20)	(53)	(65)
Contract owners' benefits	(2,339)	(9,064)	(600)	(1,849)	(2,767)
Net transfers (to) from the Company and/or Subaccounts	(0)	(91)	1	(30)	13

Net Increase (decrease) in net assets resulting from Contract transactions	(2,398)	(9,237)	(620)	(1,212)	(2,819)

Total increase (decrease) in net assets	(524)	10,957	(1,019)	1,911	133

NET ASSETS:
Beginning of period	8,216	87,305	5,978	114,963	87,352

End of period	$7,693	$98,262	$4,959	$116,874	$87,485

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E OF

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION

The First Variable Annuity Fund E (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First Variable Life Insurance Company and exists in accordance with the regulations of Alabama. First Variable Life Insurance Company was acquired by Protective Life Insurance Company, which made First Variable Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company (the “Company”) is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract holders based on the number and value of their accumulation units representing their interest in the separate account; all of the investible assets of the Separate Account are invested in the corresponding mutual fund.

Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners’ net contributions are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contract. New Contracts are no longer being sold under the products in the Separate Account, but holders of existing Contracts may make additional deposits.

The following is a list of the variable annuity products funded by the Separate Account:

Capital No Load
Capital Five

Capital Six Load

For the years or periods ended December 31, 2022 and 2021, the Separate Account was invested in up to thirty-three Subaccounts, as follows:

American Century VP Disciplined Core Value Fund I	Invesco VI Discovery Mid Cap Growth Fund Series I
American Century VP International	Invesco V.I. Diversified Dividend
American Century VP Ultra	Invesco V.I. Global Real Estate Series I
American Century VP Value	Invesco V.I. Health Care Fund
Columbia Variable Portfolio – Select Smaller Cap Value	Lord Abbett Growth & Income
Columbia Variable Portfolio – Seligman Global Technology	MFS Investors Trust Series - IC
DWS Equity 500 Index VIP – Class A	MFS Investors Trust Series - SC
DWS Small Cap Index VIP – Class A	MFS New Discovery - IC
Federated Hermes for US Government Securities II	MFS New Discovery - SC
Federated Hermes Government Money Fund II	MFS Total Return - SC
Federated Hermes High Income Bond II	MFS Utility - SC
Fidelity Contrafund – Class 2	MFS VIT II MA Investors Growth Stock - IC
Fidelity Equity Income – Class 2	MFS VIT II MA Investors Growth Stock - SC
Fidelity Growth & Income – Class 2	Templeton Developing Markets VIP Fund (Fund 2)
Fidelity Growth Opportunities – Class 2	Templeton Foreign VIP Fund (Fund 2)
Franklin Small-Mid Cap Growth VIP Fund – Class 2	Templeton Growth VIP Fund (Fund 2)
Invesco V.I. American Franchise

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the contracts and the fund manager

Receivables and payables from (to) the contracts and the fund manager include trading activity initiated at the contract level from the last business day of the year that has not yet been settled with the fund manager.

Contracts in the annuity payout phase

Net assets allocated to Contracts in the annuity payout phase are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined uing the last-in-first-out (LIFO) or weighted average cost basis, depending on the product) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2022. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
American Century VP Disciplined Core Value Fund I	$66,520	$172,935
American Century VP International	33,584	145,515
American Century VP Ultra	143,815	688,436
American Century VP Value	10,596	7,208
Columbia Variable Portfolio - Select Smaller Cap Value	7	7,888
Columbia Variable Portfolio - Seligman Global Technology	43,479	4,096
Deutsche Equity 500 Index VIP - Class A	21,329	10,222
Deutsche Small Cap Index VIP - Class A	7,169	916
Federated Hermes for US Government Securities II	2,309	6,835
Federated Hermes Government Money Fund II	611,051	631,229
Federated Hermes High Income Bond II	17,088	95,668
Fidelity Contrafund - Class 2	138,529	401,661
Fidelity Equity Income - Class 2	193,503	254,202
Fidelity Growth & Income - Class 2	62,868	96,519
Fidelity Growth Opportunities - Class 2	9,186	708
Franklin Small-Mid Cap Growth VIP Fund - Class 2	31,679	162,381
INVESCO Health Sciences Series I	880	293
INVESCO Real Estate Series I	796	526
INVESCO VI American Franchise	76,528	8,946
Invesco VI Discovery Mid Cap Growth Fund Series I	8,838	595
INVESCO VI Diversified Dividend	66	7
Lord Abbett Growth & Income	18,360	45,225
MFS Investors Trust Series - IC	191	24
MFS Investors Trust Series - SC	10,757	1,174
MFS New Discovery - IC	5,623	2,364
MFS New Discovery - SC	28,959	1,199
MFS Total Return - SC	9,702	10,326
MFS Utility - SC	588	170
MFS VIT II MA Investors Growth Stock IC	882	145
MFS VIT II MA Investors Growth Stock SC	7,795	26,640
Templeton Developing Markets VIP Fund (Fund 2)	407	67
Templeton Foreign VIP Fund (Fund 2)	3,945	2,741
Templeton Growth VIP Fund (Fund 2)	133	1,161

4.	CHANGES IN UNITS OUTSTANDING

The change in units outstanding for years or periods ended December 31, 2022 and 2021 were as follows:

	2022					2021
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

American Century VP Disciplined Core Value Fund I	49		5,217		(5,168)	198		2,149		(1,951)
American Century VP International	4		7,168		(7,164)	170		1,993		(1,823)
American Century VP Ultra	81		13,792		(13,711)	76		1,769		(1,693)
American Century VP Value	0	*	141		(141)	0	*	200		(200)
Columbia Variable Portfolio - Select Smaller Cap Value	0	*	160		(160)	0	*	47		(47)
Columbia Variable Portfolio - Seligman Global Technology	26		29		(3)	2		54		(52)
Deutsche Equity 500 Index VIP - Class A	23		194		(171)	21		95		(74)
Deutsche Small Cap Index VIP - Class A	0	*	9		(9)	1		14		(13)
Federated Hermes for US Government Securities II	1		372		(371)	918		2,104		(1,186)
Federated Hermes Government Money Fund II	54,881		56,352		(1,471)	763		29,028		(28,265)
Federated Hermes High Income Bond II	22		3,164		(3,142)	17		936		(919)
Fidelity Contrafund - Class 2	2,495		9,676		(7,181)	944		2,823		(1,879)
Fidelity Equity Income - Class 2	6,569		8,893		(2,324)	4,640		142		4,498
Fidelity Growth & Income - Class 2	60		2,317		(2,257)	646		4,471		(3,825)
Fidelity Growth Opportunities - Class 2	0	*	1		(1)	2		1		1
Franklin Small-Mid Cap Growth VIP Fund - Class 2	971		5,118		(4,147)	5,070		78		4,992
INVESCO Health Sciences Series I	0	*	6		(6)	0	*	37		(37)
INVESCO Real Estate Series I	0	*	4		(4)	0	*	74		(74)
INVESCO VI American Franchise	97		216		(119)	34		1,368		(1,334)
Invesco VI Discovery Mid Cap Growth Fund Series I	1		12		(11)	6		86		(80)
INVESCO VI Diversified Dividend	0	*	0	*	0 *	0	*	0	*	0 *
Lord Abbett Growth & Income	1		1,405		(1,404)	2		192		(190)
MFS Investors Trust Series - IC	0	*	0	*	(0)*	0	*	0	*	0 *
MFS Investors Trust Series - SC	0	*	2		(2)	0	*	21		(21)
MFS New Discovery - IC	0	*	39		(39)	0	*	47		(47)
MFS New Discovery - SC	50		5		45	9		19		(10)
MFS Total Return - SC	0	*	382		(382)	4		294		(290)
MFS Utility - SC	0	*	1		(1)	0	*	27		(27)
MFS VIT II MA Investors Growth Stock IC	0	*	2		(2)	0	*	95		(95)
MFS VIT II MA Investors Growth Stock SC	1		1,217		(1,216)	1		381		(380)
Templeton Developing Markets VIP Fund (Fund 2)	0	*	0	*	(0)*	0	*	17		(17)
Templeton Foreign VIP Fund (Fund 2)	55		98		(43)	48		122		(74)
Templeton Growth VIP Fund (Fund 2)	1		4		(3)	1		141		(140)

* The Subaccount's activity did not round to one

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, net amount at risk, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$30 annually

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.15% - 1.50% of the average daily net assets of the variable account

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 7.00% of surrendered amount

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$0 - $25 per transfer, after the first 12 transfers in any Contract calendar year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the Contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract charges offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years or periods ended December 31, 2022 were as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return(c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
American Century VP Disciplined Core Value Fund I
2022	8	$29.51	$27.96	$227	1.30%	1.25%	1.50%	(13.83)%	(14.03)%
2021	13	34.25	32.52	440	1.14%	1.25%	1.50%	28.28%	15.96%
2020	15	26.70	28.04	413	1.70%	1.25%	1.50%	10.14%	10.42%
2019	18	24.24	25.40	427	2.13%	1.25%	1.50%	22.10%	22.41%
2018	18	19.85	20.75	366	2.04%	1.25%	1.50%	(8.26)%	(8.03)%
American Century VP International
2022	9	17.30	16.39	160	1.07%	1.25%	1.50%	(25.69)%	(25.87)%
2021	17	23.28	22.11	382	0.17%	1.25%	1.50%	12.82%	1.99%
2020	18	20.64	21.68	367	0.45%	1.25%	1.50%	24.00%	24.31%
2019	19	16.64	17.44	321	0.92%	1.25%	1.50%	26.51%	26.83%
2018	21	13.16	13.75	281	1.40%	1.25%	1.50%	(16.49)%	(16.28)%
American Century VP Ultra
2022	32	37.38	34.65	1,144	0.00%	1.15%	1.50%	(33.15)%	(33.38)%
2021	46	55.92	52.01	2,477	0.00%	1.15%	1.50%	30.44%	13.25%
2020	47	42.87	45.93	2,111	0.00%	1.15%	1.50%	47.62%	48.14%
2019	50	29.04	31.00	1,515	0.00%	1.15%	1.50%	32.58%	33.04%
2018	59	21.90	23.30	1,343	0.29%	1.15%	1.50%	(0.75)%	(0.40)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
American Century VP Value
2022	2	$42.12	$41.14	$102	2.08%	1.40%	1.50%	(0.85)%	(0.95)%
2021	3	42.49	41.53	108	1.78%	1.40%	1.50%	25.47%	20.03%
2020	3	33.86	34.60	95	2.04%	1.40%	1.50%	(0.53)%	(0.43)%
2019	3	34.04	34.75	104	1.63%	1.40%	1.50%	25.14%	25.27%
2018	5	27.20	27.74	151	1.66%	1.40%	1.50%	(10.51)%	(10.42)%
Columbia Variable Portfolio - Select Smaller Cap Value
2022	1	43.80	42.86	48	0.00%	1.40%	1.50%	(16.11)%	(16.19)%
2021	1	52.21	51.14	65	0.00%	1.40%	1.50%	31.36%	26.16%
2020	1	39.74	40.53	52	0.00%	1.40%	1.50%	7.29%	7.40%
2019	1	37.04	37.74	56	0.00%	1.40%	1.50%	15.70%	15.81%
2018	2	32.02	32.59	72	0.00%	1.40%	1.50%	(14.13)%	(14.04)%
Columbia Variable Portfolio - Seligman Global Technology
2022	3	42.47	41.51	141	0.00%	1.40%	1.50%	(32.81)%	(32.87)%
2021	3	63.20	61.84	210	0.28%	1.40%	1.50%	39.62%	33.82%
2020	3	45.26	46.21	156	0.00%	1.40%	1.50%	43.63%	43.77%
2019	3	31.52	32.14	112	0.00%	1.40%	1.50%	52.66%	52.82%
2018	7	20.64	21.03	137	0.00%	1.40%	1.50%	(9.82)%	(9.73)%
Deutsche Equity 500 Index VIP - Class A
2022	9	30.29	29.58	270	1.19%	1.40%	1.50%	(19.47)%	(19.55)%
2021	9	37.61	36.77	342	1.44%	1.40%	1.50%	29.39%	23.77%
2020	9	29.07	29.71	272	1.46%	1.40%	1.50%	16.33%	16.45%
2019	11	24.99	25.51	265	1.98%	1.40%	1.50%	29.23%	29.36%
2018	11	19.34	19.72	207	1.75%	1.40%	1.50%	(6.08)%	(5.98)%
Deutsche Small Cap Index VIP - Class A
2022	1	36.01	36.01	37	0.86%	1.50%		(21.82)%	(21.82)%
2021	1	46.06	46.06	47	0.88%	1.50%		12.80%	12.80%
2020	1	40.83	40.83	42	0.92%	1.50%		17.65%	17.65%
2019	1	34.71	34.71	37	1.08%	1.50%		23.36%	23.36%
2018	1	28.13	28.13	30	1.09%	1.50%		(12.56)%	(12.56)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
Federated Hermes for US Government Securities II
2022	9	$13.43	$12.72	$115	1.82%	1.25%	1.50%	(13.66)%	(13.85)%
2021	9	15.55	14.76	139	2.12%	1.25%	1.50%	1.62%	(8.14)%
2020	10	15.30	16.07	161	2.36%	1.25%	1.50%	3.64%	3.90%
2019	11	14.76	15.47	165	2.54%	1.25%	1.50%	4.32%	4.58%
2018	12	14.15	14.79	179	2.48%	1.25%	1.50%	(1.05)%	(0.80)%
Federated Hermes Government Money Fund II
2022	8	16.99	11.10	120	2.35%	1.25%	1.50%	(0.23)%	(0.48)%
2021	10	17.03	11.15	140	0.00%	1.25%	1.50%	50.44%	(35.33)%
2020	38	11.32	17.24	480	0.17%	1.25%	1.50%	(1.29)%	(1.05)%
2019	12	11.47	17.42	179	1.68%	1.25%	1.50%	0.13%	0.38%
2018	63	11.45	17.36	784	0.92%	1.25%	1.50%	(0.26)%	(0.01)%
Federated Hermes High Income Bond II
2022	11	26.85	24.28	276	4.83%	1.25%	1.50%	(12.87)%	(13.09)%
2021	14	30.82	27.94	413	5.00%	1.25%	1.50%	13.93%	(6.13)%
2020	15	27.05	29.76	425	5.36%	1.25%	1.50%	4.01%	4.27%
2019	15	26.01	28.54	438	6.44%	1.25%	1.50%	12.84%	13.12%
2018	18	23.05	25.23	431	8.82%	1.25%	1.50%	(4.73)%	(4.49)%
Fidelity Contrafund - Class 2
2022	22	44.00	35.29	847	0.19%	1.25%	1.50%	(27.40)%	(27.58)%
2021	29	60.61	48.72	1,527	0.03%	1.25%	1.50%	56.26%	1.23%
2020	31	38.79	48.13	1,287	0.08%	1.25%	1.50%	28.29%	28.61%
2019	35	30.23	37.42	1,104	0.24%	1.25%	1.50%	29.32%	29.64%
2018	30	23.38	28.87	760	0.43%	1.25%	1.50%	(8.04)%	(7.81)%
Fidelity Equity Income - Class 2
2022	5	30.32	29.64	161	0.79%	1.40%	1.50%	(6.56)%	(6.65)%
2021	8	32.45	31.75	246	2.26%	1.40%	1.50%	25.44%	20.24%
2020	3	25.87	26.41	84	0.87%	1.40%	1.50%	4.85%	4.96%
2019	16	24.67	25.16	408	2.52%	1.40%	1.50%	25.22%	25.34%
2018	5	19.70	20.08	94	1.48%	1.40%	1.50%	(9.91)%	(9.82)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
Fidelity Growth & Income - Class 2
2022	56		$31.87	$30.19	$1,735	1.43%	1.25%	1.50%	(6.35)%	(6.58)%
2021	58		34.03	32.31	1,930	2.27%	1.25%	1.50%	30.34%	17.82%
2020	62		26.11	27.43	1,660	1.68%	1.25%	1.50%	5.99%	6.25%
2019	71		24.63	25.81	1,794	3.46%	1.25%	1.50%	27.75%	28.07%
2018	73		19.28	20.15	1,437	0.21%	1.25%	1.50%	(10.55)%	(10.33)%
Fidelity Growth Opportunities - Class 2
2022	1		31.63	30.92	39	0.00%	1.40%	1.50%	(39.17)%	(39.24)%
2021	1		51.99	50.88	64	0.00%	1.40%	1.50%	12.42%	7.75%
2020	1		46.25	47.22	58	0.00%	1.40%	1.50%	65.72%	65.89%
2019	1		27.91	28.46	36	0.00%	1.40%	1.50%	38.40%	38.54%
2018	1		20.16	20.54	26	0.11%	1.40%	1.50%	10.53%	10.64%
Franklin Small-Mid Cap Growth VIP Fund - Class 2
2022	2		27.71	27.12	41	0.00%	1.40%	1.50%	(34.61)%	(34.68)%
2021	6		42.38	41.51	236	0.00%	1.40%	1.50%	10.64%	6.26%
2020	1		38.30	39.06	26	0.00%	1.40%	1.50%	52.78%	52.93%
2019	1		25.07	25.54	21	0.00%	1.40%	1.50%	29.48%	29.61%
2018	2		19.36	19.71	41	0.00%	1.40%	1.50%	(6.79)%	(6.69)%
INVESCO Health Sciences Series I
2022	0	*	32.20	31.51	6	0.00%	1.40%	1.50%	(14.52)%	(14.61)%
2021	-		37.67	36.90	8	0.19%	1.40%	1.50%	12.94%	8.47%
2020	-		33.35	34.02	8	0.30%	1.40%	1.50%	12.75%	12.86%
2019	-		29.58	30.14	7	0.05%	1.40%	1.50%	30.53%	30.66%
2018	-		22.66	23.07	8	0.00%	1.40%	1.50%	(0.61)%	(0.51)%
INVESCO Real Estate Series I
2022	1		$30.62	$29.96	$24	2.78%	1.40%	1.50%	(25.98)%	(26.05)%
2021	1		41.36	40.52	33	2.70%	1.40%	1.50%	26.43%	21.43%
2020	1		32.72	33.37	29	4.50%	1.40%	1.50%	(13.63)%	(13.54)%
2019	1		37.88	38.59	34	4.74%	1.40%	1.50%	21.17%	21.29%
2018	1		31.26	31.82	28	3.84%	1.40%	1.50%	(7.56)%	(7.46)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
INVESCO VI American Franchise
2022	10		23.37	22.82	241	0.00%	1.40%	1.50%	(32.07)%	(32.14)%
2021	11		34.39	33.62	359	0.00%	1.40%	1.50%	12.79%	7.89%
2020	12		30.49	31.16	367	0.07%	1.40%	1.50%	40.23%	40.37%
2019	13		21.75	22.20	292	0.00%	1.40%	1.50%	34.72%	34.86%
2018	16		16.14	16.46	257	0.00%	1.40%	1.50%	(5.07)%	(4.97)%
Invesco VI Discovery Mid Cap Growth Fund Series I
2022	2		11.90	11.87	29	0.00%	1.40%	1.50%	(31.94)%	(32.01)%
2021	2		17.48	17.45	43	0.00%	1.40%	1.50%	17.53%	17.24%
2020	3		14.88	14.89	64	0.00%	1.40%	1.50%	0.00%	0.00%
INVESCO VI Diversified Dividend
2022	0	*	13.89	13.89	0	1.87%	1.50%		(3.12)%	(3.12)%
2021	-		14.34	14.34	-	2.23%	1.50%		17.12%	17.12%
2020	-		12.25	12.25	-	2.83%	1.50%		(1.35)%	(1.35)%
2019	-		12.41	12.41	-	3.00%	1.50%		23.23%	23.23%
2018	-		10.07	10.07	-	2.48%	1.50%		(8.96)%	(8.96)%
Lord Abbett Growth & Income
2022	7		29.60	28.91	192	1.14%	1.40%	1.50%	(10.68)%	(10.79)%
2021	8		33.14	32.40	261	1.08%	1.40%	1.50%	30.02%	24.37%
2020	8		25.49	26.05	210	1.51%	1.40%	1.50%	1.16%	1.27%
2019	9		25.20	25.73	221	1.69%	1.40%	1.50%	20.67%	20.79%
2018	9		20.88	21.30	190	1.37%	1.40%	1.50%	(9.52)%	(9.43)%
MFS Investors Trust Series - IC
2022	0	*	28.22	28.22	1	0.64%	1.50%		(17.72)%	(17.72)%
2021	-		34.30	34.30	2	0.64%	1.50%		24.93%	24.93%
2020	-		27.46	27.46	1	0.77%	1.50%		12.17%	12.17%
2019	-		24.48	24.99	2	0.71%	1.40%	1.50%	29.62%	29.75%
2018	1		18.89	19.26	2	0.67%	1.40%	1.50%	(6.90)%	(6.81)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
MFS Investors Trust Series - SC
2022	3		$27.15	$26.54	$75	0.37%	1.40%	1.50%	(17.84)%	(17.93)%
2021	3		33.05	32.34	92	0.42%	1.40%	1.50%	27.36%	22.07%
2020	3		25.95	26.49	74	0.36%	1.40%	1.50%	11.90%	12.02%
2019	4		23.19	23.65	80	0.50%	1.40%	1.50%	29.29%	29.42%
2018	3		17.93	18.27	62	0.44%	1.40%	1.50%	(7.12)%	(7.03)%
MFS New Discovery - IC
2022	0	*	48.56	48.56	17	0.00%	1.50%		(30.80)%	(30.80)%
2021	-		70.17	70.17	27	0.00%	1.50%		0.28%	0.28%
2020	-		69.98	69.98	30	0.00%	1.50%		43.71%	43.71%
2019	-		48.69	49.71	22	0.00%	1.40%	1.50%	39.59%	39.73%
2018	1		34.88	35.58	19	0.00%	1.40%	1.50%	(2.95)%	(2.85)%
MFS New Discovery - SC
2022	2		28.48	27.84	70	0.00%	1.40%	1.50%	(30.97)%	(31.04)%
2021	2		41.25	40.36	99	0.00%	1.40%	1.50%	2.25%	(1.99)%
2020	2		40.34	41.18	99	0.00%	1.40%	1.50%	43.41%	43.56%
2019	3		28.13	28.69	71	0.00%	1.40%	1.50%	39.17%	39.31%
2018	3		20.21	20.59	53	0.00%	1.40%	1.50%	(3.19)%	(3.09)%
MFS Total Return - SC
2022	4		23.76	23.25	87	1.44%	1.40%	1.50%	(11.09)%	(11.18)%
2021	4		26.73	26.18	108	1.60%	1.40%	1.50%	14.49%	9.95%
2020	4		23.35	23.81	103	1.94%	1.40%	1.50%	7.88%	7.99%
2019	6		21.64	22.05	139	2.84%	1.40%	1.50%	18.33%	18.45%
2018	12		18.29	18.61	223	1.98%	1.40%	1.50%	(7.28)%	(7.19)%
MFS Utility - SC
2022	0	*	37.66	36.86	10	2.20%	1.40%	1.50%	(0.91)%	(1.01)%
2021	-		38.01	37.23	10	1.58%	1.40%	1.50%	14.47%	9.94%
2020	-		33.21	33.87	10	1.05%	1.40%	1.50%	4.04%	4.15%
2019	-		31.92	32.52	28	3.92%	1.40%	1.50%	22.94%	23.07%
2018	1		25.96	26.42	23	0.87%	1.40%	1.50%	(0.70)%	(0.60)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)
MFS VIT II MA Investors Growth Stock IC
2022	0	*	$21.14	$20.97	$6	0.10%	1.40%	1.50%	(20.38)%	(20.46)%
2021	-		26.54	26.36	8	0.27%	1.40%	1.50%	24.95%	23.38%
2020	-		21.25	21.37	8	0.45%	1.40%	1.50%	20.70%	20.82%
2019	-		17.60	16.69	8	0.60%	1.40%	1.50%	37.87%	38.01%
2018	-		12.77	12.82	6	0.61%	1.40%	1.50%	(0.70)%	(0.60)%
MFS VIT II MA Investors Growth Stock SC
2022	3		20.74	20.58	53	0.00%	1.40%	1.50%	(20.57)%	(20.64)%
2021	4		26.11	25.93	98	0.03%	1.40%	1.50%	24.63%	23.07%
2020	4		20.95	21.07	87	0.21%	1.40%	1.50%	20.37%	20.50%
2019	5		17.40	17.49	76	0.35%	1.40%	1.50%	37.51%	37.64%
2018	4		12.66	12.70	57	0.35%	1.40%	1.50%	(0.93)%	(0.83)%
Templeton Developing Markets VIP Fund (Fund 2)
2022	0	*	28.46	27.84	4	2.38%	1.40%	1.50%	(23.07)%	(23.14)%
2021	-		36.99	36.23	5	0.98%	1.40%	1.50%	(5.20)%	(8.95)%
2020	-		39.02	39.79	6	3.64%	1.40%	1.50%	15.43%	15.55%
2019	-		33.80	34.44	5	1.01%	1.40%	1.50%	24.81%	24.94%
2018	-		27.08	27.56	9	0.88%	1.40%	1.50%	(17.06)%	(16.97)%
Templeton Foreign VIP Fund (Fund 2)
2022	8		14.19	13.86	106	2.94%	1.40%	1.50%	(8.89)%	(8.98)%
2021	8		15.58	15.23	117	1.92%	1.40%	1.50%	4.96%	0.41%
2020	8		14.84	15.17	115	2.93%	1.40%	1.50%	(2.63)%	(2.54)%
2019	8		15.24	15.56	119	1.78%	1.40%	1.50%	10.85%	10.96%
2018	9		13.75	14.02	121	2.59%	1.40%	1.50%	(16.71)%	(16.62)%
Templeton Growth VIP Fund (Fund 2)
2022	4		17.61	17.21	76	0.15%	1.40%	1.50%	(12.73)%	(12.80)%
2021	4		20.18	19.74	87	1.12%	1.40%	1.50%	5.58%	1.19%
2020	4		19.11	19.51	87	2.65%	1.40%	1.50%	4.22%	4.32%
2019	4		18.34	18.70	84	2.64%	1.40%	1.50%	18.34%	18.70%
2018	5		16.17	16.47	81	2.10%	1.40%	1.50%	(16.12)%	(16.04)%

* The Subaccount has units that round to less than 1,000 units.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of both long-term and short-term capital gains, divided by the average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(d) Only one figure is shown when the lowest expense ratio is equal to the highest expense ratio.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2022, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.